ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
schedule of accounts receivable, net of provision for doubtful accounts

	December 31,	December 31,
	2023	2022
Accounts receivable	$39,500,254	$49,783,610
Less: provision for doubtful accounts	(13,417,481)	(17,681,792)
Accounts receivable, net of provision for doubtful accounts	$26,082,773	$32,101,818

Schedule of movement of allowance for doubtful accounts

	December 31,	December 31,
	2023	2022
Balance at beginning of the year	$17,681,792	$6,426,781
Charge to expenses	—	19,276,587
Reversal of expenses	(702,156)	—
Writing off of accounts receivable	(3,067,433)	(7,239,204)
Foreign exchange loss	(494,722)	(782,372)
Balance at end of the year	$13,417,481	$17,681,792